Cover	Jan. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2025
Current Fiscal Year End Date	--09-30
Entity File Number	000-54239
Entity Registrant Name	Hypha Labs, Inc.
Entity Central Index Key	0001502966
Entity Tax Identification Number	27-3601979
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5940 S. Rainbow Boulevard
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	744-0640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false